PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS Pension Plans with Accumulated and Projected Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Accumulated Benefit Obligation	$ 5,000	$ 4,500
Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets, Accumulated Benefit Obligation	1,896	1,731
Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets, Plan Assets	735	690
Defined Benefit Plan, Plan With Benefit Obligation In Excess of Plan Assets, Projected Benefit Obligation	2,605	2,320
Defined Benefit Plan, Pension Plan With Benefit Obligation In Excess of Plan Assets, Plan Assets	$ 1,238	$ 1,122